U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.    Name and address of Issuer:  Gradison Custodian Trust

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):       X

3.    Investment Company Act File Number:  811-5198

      Securities Act File Number:          33-14949

4(a). Last day of fiscal year for which this Form is filed:

      December 31, l997

4(b). ___ Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ___ Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                      $ 0
                                                                       ---

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:          $50,032,576
                                                        ----------

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission: $17,613,645
                                                        ----------

     (iv) Total available redemption credits (add items 5(ii)
          and Item 5(iii)):                                        -$67,646,221
                                                                    -----------

      (v) Net sales - If Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                         $0
                                                                        ---

|----------------------------------------------------------------|
|    (vi) Redemption credits available for use in   $(67,646,221)|
|                                                     -----------|
|         future years - if Item 5(i) is less than               |
|         Item 5(iv) [subtract Item 5(iv) from                   |
|         Item 5(i)]:                                            |
|----------------------------------------------------------------|

    (vii) Multiplier for determining registration fee (See
          Instruction C.9):                                         X.000295
                                                                     -------
   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                    =$ 0
                                                                   ---------

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: 2,996,587 shares. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 3,951,064 shares.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                +$_______


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$0
                                                                     ---
9. Date the registration fee and any interest payment was sent to the Commissioner's lockbox depository: N/A.

        Method of Delivery:

                 Wire Transfer
            ___  Mail or other means








                        SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)* /S/ Mark A. Frietch
                                  Assistant Treasurer

    Date: March 12, l998